Operating Segments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of reporting on operating segments
	Proprietary Products	Distribution	Total
	U.S. Dollars in thousands

Year Ended December 31, 2021
Revenues	$75,521	$28,121	$103,642
Gross profit	$27,327	$3,001	$30,328
Unallocated corporate expenses			(31,024)
Finance income, net			(1,189)

Income before taxes on income			$(1,885)

	Proprietary Products	Distribution	Total
	U.S Dollars in thousands

Year Ended December 31, 2020
Revenues	$100,916	$32,330	$133,246
Gross profit	$43,166	$4,386	$47,552
Unallocated corporate expenses			(28,315)
Finance income, net			(672)

Income before taxes on income			$18,565

	Proprietary Products	Distribution	Total
	U.S. Dollars in thousand

Year Ended December 31, 2019
Revenues	$97,696	$29,491	$127,187
Gross profit	$45,271	$4,466	$49,737
Unallocated corporate expenses			(26,953)
Finance expense, net			197

Loss before taxes on income			$22,981